Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2016:	(In Thousands)
Available-for-Sale:
U.S. Government and agency obligations	$8,106	$3	$(110)	$7,999
Mortgage-backed securities - residential	9,769	42	(63)	9,748

	$17,875	$45	$(173)	$17,747
Held-to-Maturity:
Mortgage-backed securities - residential	$745	$13	$-	$758
U.S. Government and agency obligations	-	-	-	-
State and municipal securities	6,675	25	(74)	6,626

	$7,420	$38	$(74)	$7,384

December 31, 2015:
Available-for-Sale:
U.S. Government and agency obligations	$6,000	$-	$(32)	$5,968
Mortgage-backed securities - residential	13,974	101	(75)	14,000

	$19,974	$101	$(107)	$19,968
Held-to-Maturity:
Mortgage-backed securities - residential	$1,535	$39	$-	$1,574
U.S. Government and agency obligations	6,793	129	-	6,922
State and municipal securities	4,651	76	(1)	4,726

	$12,979	$244	$(1)	$13,222

Schedule of amortized cost and estimated fair value by contractual maturity of debt securities
	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$755	$756
Due after one year through five years	6,106	6,022	3,643	3,637
Due after five years through ten years	1,000	1,003	2,277	2,233
Due after ten years	1,000	974	-	-
Mortgage-backed securities - residential	9,769	9,748	745	758
	$17,875	$17,747	$7,420	$7,384

Schedule of continuous unrealized loss position for investment securities

	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
2016:
Available-for-Sale
U.S. Government and agency obligations	$6,996	$110	$-	$-	$6,996	$110
Mortgage-backed securities - residential	4,441	49	987	14	5,428	63
	$11,437	$159	$987	$14	$12,424	$173
2016:
Held-to-Maturity
Mortgage-backed securities - residential(1)	$178	$-	$-	$-	$178	$-
State and municipal Securities(1)	4,275	74	45	-	4,320	74
	$4,453	$74	$45	$-	$4,498	$74
2015:
Available-for-Sale
U.S. Government and agency obligations	$5,968	$32	$-	$-	$5,968	$32
Mortgage-backed securities - residential	6,283	61	821	14	7,104	75
	$12,251	$93	$821	$14	$13,072	$107
2015:
Held-to-Maturity
Mortgage-backed securities - residential(1)	$-	$-	$-	$-	$-	$-
State and municipal Securities(1)	455	-	126	1	581	1
	$455	$-	$126	$1	$581	$1

(1)	Aggregate unrealized loss position of these securities is less than $500.